UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	60 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (317) 917-7000

Anthony J. Ghoston

President

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Monteagle Value Fund

PROSPECTUS

March 30, 2006

209 10th Ave. South, Suite 332

Nashville, Tennessee 37203

(877) 272-9746

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PAGE

RISK/RETURN SUMMARY	1
FEES AND EXPENSES OF THE FUND	4
HOW TO BUY SHARES	4
HOW TO EXCHANGE SHARES	7
HOW TO REDEEM SHARES	7
DETERMINATION OF NET ASSET VALUE	9
DIVIDENDS, DISTRIBUTIONS AND TAXES	10
MANAGEMENT OF THE FUND	12
FINANCIAL HIGHLIGHTS	14
PRIVACY POLICY	15
FOR MORE INFORMATION	Back Cover

RISK/RETURN SUMMARY

Investment Objective

The investment objective of the Monteagle Value Fund is long term growth of capital.

Principal Strategies

As a value oriented manager, the Fund’s sub-advisor takes a long term (or “buy and hold”) approach to managing the Fund’s portfolio. The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that the Fund’s sub-advisor believes are undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index. The sub-advisor will sell a stock when it believes that the stock is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

Principal Risks of Investing in the Fund

•	Management Risk. The sub-advisor’s value-oriented approach may fail to produce the intended results.
•

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

•	Volatility Risk. Common stocks tend to be more volatile than other investment choices.
•

Value Style Risk. The Fund invests in a style that emphasizes “value stocks.” The market may not agree with the sub-advisor’s determination that a stock is undervalued, and the stock's price may not increase to what the sub-advisor believes is its full value. It may even decrease in value.

•

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	The Fund is not a complete investment program.
•	As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Is the Fund Right for You?

The Fund may be suitable for:

•	Long term investors seeking a fund with a value investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the greater risks associated with common stock investments

General

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

The investment objective and strategies of the Fund may be changed without shareholder approval.

How the Fund has Performed

The bar chart and performance table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The performance table shows how the Predecessor Fund’s average annual total returns compare over time to various broad-based securities market indexes. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

1 The Fund acquired all the assets and liabilities of the Monteagle Value Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund), in tax-free reorganization, effective as of September 26, 2005. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart includes the Predecessor Fund’s returns.

2 The Fund’s year to date return as of September 30, 2005 was 12.59%.

During the period shown, the highest return for a quarter was 18.21% (second quarter, 2003); and the lowest return was -24.41% (third quarter, 2002).

Average Annual Total Returns for the periods ended 12/31/041

	One Year	Five Years	Since Inception[1]
The Fund
Return Before Taxes	14.49%	10.46%	10.95%
Return After Taxes on Distributions²	14.36%	8.92%	9.41%
Return After Taxes on Distributions and Sale of Fund Shares²	9.42%	8.07%	8.51%
Indexes (reflects no deduction for fees, expenses, or taxes)
Russell 2000 Value Index	22.25%	17.23%	18.20%
S&P 500 Index	10.83%	2.12%	-2.30%

Inception of the Predecessor Fund, December 20, 1999.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee¹	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	1.35%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.36%
Fee Waiver[3]	(0.15%)
Net Expenses	1.21%

¹A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 Based on estimated amounts.

3 The manager contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee expenses, taxes and extraordinary expenses, do not exceed a maximum of 1.20% of the Fund’s average daily net assets through August 31, 2006.

Example:

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

1 Year	3 Years	5 Years	10 Years

$122	$415	$729	$1,621

HOW TO BUY SHARES

Initial Purchase

The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). The sub-advisor, in its sole discretion, may waive any of these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions.

However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

By Mail – To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form (which accompanies this Prospectus); and
•	a check made payable to the Fund.

Mail the application and check to:

U.S. Mail:	Monteagle Value Fund	Overnight:	Monteagle Value Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46204

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 272-9746 to obtain instructions on how to set up your account and to obtain an account number.

IMPORTANT INFORMATION ABOUT

PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

You must provide a signed application to Unified Fund Services, Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price will be the net asset value next determined after the wire is received by the Fund. Any delays, which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

•	Your name
•	The name of your account(s),
•	Your account number(s),
•	The name of the Fund
•	A check made payable to the Fund

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in Monteagle Funds. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

HOW TO EXCHANGE SHARES

As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call Shareholder Services at (877) 272-9746 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received in good order prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of the shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail.

Your request should be addressed to:

U.S. Mail:	Monteagle Value Fund	Overnight:	Monteagle Value Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46204

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Please call Shareholder Services at (877) 272-9746 if you have questions. At the discretion of the Fund or the Fund’s transfer agent, prior to redemption, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (877) 272-9746. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing – The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 272-9746. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the sub-advisor. Good faith pricing also is permitted if, in the sub-advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the sub-advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders or that the Fund will realize fair valuation upon the sale of a security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes substantially all net investment income in the form of dividends and any net realized capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of net realized capital gains. The Fund declares and pays dividends at least annually.

Taxes. Investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income.

The Fund will distribute net realized capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “2003 Tax Act”).

Type of Transaction	Tax Status

Qualified dividend income                                             Generally maximum 15% on non-corporate        taxpayers

Net short-term capital gain distributions	Ordinary income rate

Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*

Sales of shares

(including redemptions) owned	Gains taxed at generally maximum 15%
more than one year	on non-corporate taxpayers*

Sales of shares(including redemptions)	Gains are taxed at the same rate as ordinary
owned for one year or less	income; losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2008.

Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

MANAGEMENT OF THE FUND

Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Robinson Investment Group, Inc. Nashville Capital was formed in 1986 and, as of June 30, 2005, managed assets of over $70 million for financial institutions. For the fiscal year ended August 31, 2005, the Fund paid the investment manager a fee equal to 1.35% of the Fund’s average daily net assets.

The investment manager has retained Robinson Investment Group, Inc., 5301 Virginia Way, Suite 150, Brentwood, TN 37027, to serve as the sub-advisor to the Fund. The firm was founded in 1996 by Russell L. Robinson and, as of November 1, 2004, managed assets of approximately $102 million for individuals, financial institutions, pension plans, corporations and other business entities. For the fiscal year ended August 31, 2005, Nashville Capital paid Robinson Investment Group an advisory fee equal to 0.60% of the Fund’s average daily net assets.

The investment manager pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the investment manager. In addition, the investment manager contractually has agreed, through August 31, 2006, to waive its fee and reimburse the Fund’s expenses so that total operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses, and Rule 12b-1 fees, if any, do not exceed the Fund’s average daily net assets as follows.

Fund Assets	Expense Cap
Up to $25 million	1.20%
$25,000,001 to $50 million	1.115%
$50,000,001 to $100 million	0.975
Over $100 million	0.875%

The investment manager or the sub-advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The Fund’s annual report for the fiscal year ended August 31, 2005 contains information about the factors that the Board of Trustees considered in approving the Fund’s management and sub-advisory agreements.

The Portfolio Manager. Mr. Russell. L. Robinson serves as the portfolio manager solely responsible for the day-to-day management of the Fund since the inception of the Predecessor Fund. Mr. Robinson has been the President of Robinson Investment Group since 1996. He was the Director of Investment Strategy of the investment manager, Nashville Capital Corporation, from 1990 to 1996.

The Fund’s Statement of Additional Information provides additional information about the Fund’s portfolio manager, including his compensation, other accounts that he manages, and his ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund (including the Predecessor Fund), assuming reinvestment of all dividends and distributions. The information for the fiscal years ended August 31, 2004 and 2005 was audited by Cohen McCurdy, Ltd., whose report, along with the Predecessor Fund’s financial statements, are included in the Predecessor Fund’s annual report, which is available upon request. The information for all other years was audited by the Predecessor Fund’s previous auditors.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including its policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest fiscal year end.

Call Shareholder Services at (877) 272-9746 to request free copies of the SAI and the Fund’s annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. As of the date of this prospectus, the Fund does not have an internet website and, therefore, the Fund’s SAI, annual and semi-annual reports are not made available at an Internet site.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-21237

Monteagle Large Cap Growth Fund

PROSPECTUS

March 30, 2006

209 10th Ave. South, Suite 332

Nashville, Tennessee 37203

(877) 272-9746

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PAGE

RISK/RETURN SUMMARY	1
FEES AND EXPENSES OF THE FUND	4
HOW TO BUY SHARES	6
HOW TO EXCHANGE SHARES	8
HOW TO REDEEM SHARES	9
DETERMINATION OF NET ASSET VALUE	12
DIVIDENDS, DISTRIBUTIONS AND TAXES	12
MANAGEMENT OF THE FUND	14
FINANCIAL HIGHLIGHTS	18
PRIVACY POLICY	19
FOR MORE INFORMATION	Back Cover

RISK/RETURN SUMMARY

Investment Objective

The investment objective of the Monteagle Large Cap Growth Fund is long term growth of capital.

Principal Strategies

The Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of large capitalization U.S. companies that the Fund’s sub-advisor believes exhibit a history of increasing earnings. Large capitalization companies include those with market capitalizations above $5 billion. The sub-advisor first analyzes various industrial sectors to select the industry groups in which the Fund will focus its investments. The sub-advisor considers such factors as economic trends and earnings growth prospects when selecting the industries in which the Fund will focus. The sub-advisor then ranks individual stocks in each industrial group based on certain factors, such as:

•	Expected earnings growth;
•	Analysts’ earnings estimates for the next fiscal year;
•	Return on equity;
•	Stability of earnings growth in the past 5 years; and
•	Relative price-to-earnings multiple.

The Fund may sell a stock if, in the sub-advisor’s opinion:

•	Stock appreciation has caused the stock to become too large a position in the portfolio;
•	The fundamental price objective has been achieved;
•	The company has experienced a negative change in fundamentals (such as its earnings growth rate or competitive position in its industry group); or
•	Some or all of the factors used to rank the company have declined, combined with relative underperformance of the stock compared to the S&P 500 Stock Index or the company’s industry group.

Principal Risks of Investing in the Fund

•	Management Risk. The strategy used by the sub-advisor may fail to produce the intended results.
•	Company Risk. The Fund might decrease in value in response to the activities and financial prospects of an individual company in the Fund’s portfolio.
•	Market Risk. The Fund might decrease in value in response to general market and economic conditions.
•	Volatility Risk. Common stocks tend to be more volatile than other investment choices. With only 25-35 stocks in the Fund’s portfolio, the Fund may be more volatile than a more diversified fund.

•

Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

•	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	The Fund is not a complete investment program.
•	As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Is the Fund Right for You?

The Fund may be a suitable investment for:

•	Long term investors seeking a fund with a growth investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the greater risks associated with common stock investments

General

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives. The investment objective and strategies of the Fund may be changed without shareholder approval. The Fund’s policy to invest at least 80% of its assets in common stocks of large capitalization U.S. companies will not be changed without 60 days prior notice to shareholders.

How the Fund has Performed

The bar chart and performance table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The performance table shows how the Fund’s average annual total returns compare over time to a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

1         The Fund acquired all the assets and liabilities of the Monteagle Large Cap Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund), in tax-free reorganization, effective as of September 26, 2005. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart includes the Predecessor Fund’s returns.

2 The Fund’s year to date return as of September 30, 2005 was 4.07%.

During the period shown, the highest return for a quarter was 9.43% (quarter ending Dec 2004); and the lowest return was -7.97% (quarter ending March 2005).

Average Annual Total Returns for the periods ended 12/31/2004:

[1]	The date that the sub-advisor of the Fund commenced managing the Predecessor Fund.

2       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee¹	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees	1.35%
Distribution (12b-1) Fees	NONE
Other Expenses[2]	0.02%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver[3]	(0.15%)	0.15%
Net Expenses	1.22%

¹A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 Based on estimated amounts.

3 The investment manager contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee expenses, taxes and extraordinary expenses, do not exceed a maximum of 1.20% of the Fund’s average daily net assets through August 31, 2006.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$417	$734	$1,632

HOW TO BUY SHARES

Initial Purchase

The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). The sub-advisor, in its sole discretion, may waive any of these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

By Mail – To be in proper form, your initial purchase request must include:

• A completed and signed investment application form (which accompanies this Prospectus); and
• A check made payable to the Fund.

Mail the application and check to:

U.S. Mail:	Overnight:
Monteagle Large Cap Growth Fund	Monteagle Large Cap Growth Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46204

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 272-9746 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services, Inc., the transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Important Information About Procedures For Opening A New Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Additional Investments

You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain:

•	Your name
•	The name of your account(s),
•	Your account number(s),
•	The name of the Fund
•	A check made payable to the Fund

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (“IRAs”); simplified employee pensions (“SEPs”); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Monteagle Funds. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the transfer agent.

HOW TO EXCHANGE SHARES

As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call Shareholder Services at (877) 272-9746 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received in good order prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed at the next determined net asset value (“NAV”) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

HOW TO REDEEM SHARES

You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:
Monteagle Large Cap Growth Fund	Monteagle Large Cap Growth Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46204

Your request for redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Please call Shareholder Services at (877) 272-9746 if you have questions. At the discretion of the Fund or the Fund’s transfer agent, prior to redemption, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (877) 272-9746. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing – The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information - If you are not certain of the requirements for redemption please call Shareholder Services at (877) 272-9746. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the sub-advisor. Good faith pricing also is permitted if, in the sub-advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the sub-advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders or that the Fund will realize fair valuation upon the sale of a security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and any net realized capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of net realized capital gains. The Fund declares and pays dividends at least annually.

Taxes

Investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income.

The Fund will distribute net realized capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax

Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “2003 Tax Act”).

Type of Transaction	Tax Status
Qualified dividend income	Generally maximum 15% on non-corporate taxpayers
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers
Sales of shares (including redemptions) owned more than one year	Gains are taxed at generally maximum 15% on non-corporate taxpayers[2]

For gains realized between May 6, 2003 and December 31, 2008.

Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rates

Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires the Fund to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state, and local tax consequences.

MANAGEMENT OF THE FUND

Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Northstar Capital Management, Inc. Nashville Capital was formed in 1986 and, as of June 30, 2005, managed assets of over $70 million for financial institutions. For the fiscal year ended August 31, 2005, the Fund paid the investment manager a fee equal to 1.35% of the Fund’s average daily net assets.

The investment manager pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses, and Rule 12b-1 fees, if any. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the investment manager. In addition, the investment manager contractually has agreed, through August 31, 2006, to waive its fee and reimburse the Fund’s expenses so that total operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses, and Rule 12b-1 fees, if any, do not exceed the Fund’s average daily net assets as follows.

The investment manager or the sub-advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The investment manager has retained Northstar Capital Management, Inc. (“Northstar”), 4400 PGA Boulevard, Suite 600, Palm Beach Gardens, Florida 33410, to provide portfolio management services to the Fund. Northstar was founded in 2000 and serves institutional and non-institutional clients through its separate account management services. As of June 30, 2005, Northstar had approximately $526 million in assets under management. For the fiscal year ended August 31, 2005, Nashville Capital paid Northstar a sub-advisory fee equal to 0.36% of the Fund’s average daily net assets.

The Fund’s annual report for the fiscal year ended August 31, 2005 contains information about the factors that the Board of Trustees considered in approving the Fund’s management and sub-advisory agreements.

The Portfolio Managers. Investment decisions of the Fund are made by Northstar’s investment committee whose member are responsible for all aspects of the day-to-day management of the Fund. The committee consists of H. Kent Mergler, Stephen K. Mergler, Robert G. Jacobsen and Peter V. Van Beuren. Each member of the committee reviews all proposed investments for the Fund and votes on whether the Fund should make such an investment. The Advisor purchases those investments that receive a majority vote of the committee members.

H. Kent Mergler, CFA, CIC. Mr. Mergler is the Chairman and a Portfolio Manager of Northstar, and previously served as its president from the time the firm was founded in 2000 until 2004. Prior to founding Northstar, Mr. Mergler was a managing partner and portfolio manager at Loomis, Sayles & Company, L.P., an investment advisory firm, from 1992 until 2000. Mr. Mergler is a Chartered Financial Analyst (since 1970) and Chartered Investment Counselor (since 1976). He graduated from the University of Cincinnati with a BBA with Honors in 1963, and an MBA in 1964.

Stephen K. Mergler, JD. Mr. Mergler is the President and a Portfolio Manager of Northstar, and previously served as its vice-president from the time the firm was founded in 2000 until 2004. Prior to Northstar, Mr. Mergler served as a vice president and portfolio manager at Loomis, Sayles & Company, L.P., from 1997 until 2000. Mr. Mergler graduated from the University of Florida with a BA in 1988, and a J.D. in 1991. He is a member of the Palm Beach and Florida bar associations.

Robert G. Jacobsen, CFA, CIC. Mr. Jacobsen has been a Senior Vice President and Portfolio Manager of Northstar since 2000. Prior to joining Northstar, Mr. Jacobsen served as the vice president and senior partner at Loomis, Sayles & Company, from 1994 to 2000; and as the senior vice president, partner and portfolio manager at Stein Roe & Farnham, Inc. from 1982 – 1994. Mr. Jacobsen is a Chartered Financial Analyst and Chartered Investment Counselor. He holds a BBA from Wake Forest University, which he obtained in 1969, and an MBA from Georgia State University, which he obtained in 1971.

Peter V. Van Beuren. Mr. Van Beuren has served as a Senior Vice President and Portfolio Manager at Northstar since 2000. Prior to joining Northstar, Mr. Van Beuren served as the vice president and senior partner at Loomis, Sayles & Company, from 1993 to 2000; and as vice president and resident manager at Scudder Stevens & Clark from 1980 to 1993. Mr. Van Beuren graduated from Colgate University in 1961 with a BA in Economics.

The Fund’s Statement of Additional Information provides the following additional information about the Fund’s portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers’ ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund (including the Predecessor Fund), assuming reinvestment of all dividends and distributions. The information for the fiscal years ended August 31, 2004 and 2005 was audited by Cohen McCurdy, Ltd., whose report, along with the Predecessor Fund’s financial statements, are included in the Predecessor Fund’s annual report which is available upon request. The information for all other years was audited by the Predecessor Fund’s previous auditor.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including its policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. The annual report contains management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest fiscal year end.

Call Shareholder Services at (877) 272-9746 to request free copies of the SAI and the Fund’s annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. As of the date of this prospectus, the Fund does not have an internet website and, therefore, the Fund’s SAI, annual and semi-annual reports are not made available at an Internet site.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-21237

Monteagle Fixed Income Fund

PROSPECTUS

March 30, 2006

209 10th Ave. South, Suite 332

Nashville, Tennessee 37203

(877) 272-9746

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PAGE

RISK/RETURN SUMMARY	1
FEES AND EXPENSES OF THE FUND	4
HOW TO BUY SHARES	5
HOW TO EXCHANGE SHARES	8
HOW TO REDEEM SHARES	8
DETERMINATION OF NET ASSET VALUE	11
DIVIDENDS, DISTRIBUTIONS AND TAXES	12
MANAGEMENT OF THE FUND	15
FINANCIAL HIGHLIGHTS	19
PRIVACY POLICY	21
FOR MORE INFORMATION	Back Cover

RISK/RETURN SUMMARY

Investment Objective

The investment objective of the Fund is total return.

Principal Strategies

The Fund invests primarily in investment grade intermediate term fixed income securities, generally rated Baa or higher by Moody’s Investors Service, Inc. or BBB or higher by Standard and Poor’s Ratings Group. The Fund may invest in fixed income securities that are unrated if the Fund’s sub-advisor determines that they are of comparable quality to securities rated investment grade. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, taxable municipal bonds and corporate debt securities.

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities held. The sub-advisor will actively manage the portfolio and, based on its assessment of market conditions, either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The Fund may achieve capital appreciation by owning bonds of longer duration when interest rates are declining, protecting against large depreciation, and by owning bonds of shorter duration when interest rates are rising. In addition, the Fund may achieve capital appreciation if the credit quality of corporate and municipal bonds improve and there is a rating upgrade. For this purpose, the sub-advisor will use its proprietary “Bond Market Watch” model to evaluate macroeconomic indicators and, based on this evaluation, attempt to anticipate interest rate changes. The sub-advisor seeks to reduce interest rate risk by maintaining an average maturity of the bonds and notes (on a dollar weighted basis) of between 3 and 8 years.

The Fund may sell a security if, in the sub-advisor’s opinion:

•	an interest rate change is expected to occur and the sub-advisor seeks to lengthen or shorten the duration of the Fund
•	a sector of the market has become less attractive for total return compared to another sector
•	a security receives a rating downgrade which could increase credit risk and negatively impact the market value of the security
•	a security receives a rating upgrade that positively impacts the market value of the security and the sub-advisor wishes to capture the appreciation

Principal Risks of Investing in the Funds

•	Management risk. The strategy used by the sub-advisor may fail to produce the intended results.
•	Interest Rate Risk. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities,

the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities.

•	Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
•

Credit Risk. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

•

Government Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S government. It is possible that the U.S. government would not provide financial support to its agencies if it is not required to do so by law. If a U.S. government agency in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price or yield could fall. The U.S. government guarantees payment of principal and timely payment of interest on certain U.S. government securities. This does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

•	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	The Fund is not a complete investment program.
•	As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Is the Fund Right for You?

The Fund may be a suitable investment for:

• Long term investors seeking a fund with an income and capital appreciation strategy
• Investors seeking to diversify their holdings with bonds and other fixed income securities
• Investors seeking higher potential returns than a money market fund
• Investors willing to accept price fluctuations in their investments

General

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

The investment objective and strategies of the Fund may be changed without shareholder approval. The Fund’s policy to invest at least 80% of its assets in fixed income securities will not be changed without 60 days notice to shareholders.

How the Fund has Performed

2

The bar chart and performance table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The performance table shows how the Fund’s average annual total returns compare over time to a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

1 The Fund acquired all the assets and liabilities of the Monteagle Fixed Income Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund), in tax-free reorganization, effective as of September 26, 2005. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart includes the Predecessor Fund’s returns.

2 The Fund’s year to date return as of September 30, 2005 was 0.36%.

During the period shown, the highest return for a quarter was 5.76% (3rd quarter, 2001); and the lowest return was -0.97% (2nd quarter, 2005).

Average Annual Total Returns for the periods ended 12/31/2004:

[1]	Inception of the Predecessor Fund, December 20, 1999.

2       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee¹	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.15%
Distribution (12b-1) Fees	NONE
Other Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver[3]	(0.195%)
Net Expenses	0.975%

¹A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 Based on estimated amounts.

3 The investment manager contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee expenses, taxes and extraordinary expenses, do not exceed a maximum of 0.965% of the Fund’s average daily net assets through August 31, 2006.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$99	$350	$620	$1,392

HOW TO BUY SHARES

Initial Purchase

The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). The Fund’s manager, in its sole discretion, may waive any of these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

By Mail – To be in proper form, your initial purchase request must include:

• A completed and signed investment application form (which accompanies this Prospectus); and
• A check made payable to the Fund.

Mail the application and check to:

U.S. Mail:	Monteagle Fixed Income Fund	Overnight:	Monteagle Fixed Income Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46204

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 272-9746 to obtain instructions on how to set up your account and to obtain an account number.

IMPORTANT INFORMATION ABOUT

PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

You must provide a signed application to Unified Fund Services, Inc., the transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain:

•	Your name
•	The name of your account(s),
•	Your account number(s),
•	The name of the Fund
•	A check made payable to the Fund

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Since the Fund is oriented to longer-term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (“IRAs”); simplified employee pensions (“SEPs”); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Monteagle Funds. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the transfer agent.

HOW TO EXCHANGE SHARES

As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call Shareholder Services at (877) 272-9746 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received in good order prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed at the next determined net asset value (“NAV”) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

HOW TO REDEEM SHARES

You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Monteagle Fixed Income Fund	Overnight:	Monteagle Fixed Income Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46204

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Please call Shareholder Services at (877) 272-9746 if you have questions. At the discretion of the Fund or the Fund’s transfer agent, prior to redemption, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (877) 272-9746. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing – The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemption of Fund shares.

Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 272-9746. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the sub-advisor. Good faith pricing also is permitted if, in the sub-advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the sub-advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders or that the Fund will realize fair valuation upon the sale of a security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and any net realized capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of net realized capital gains. The Fund declares and pays dividends at least annually.

Taxes

Investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income.

The Fund will distribute net realized capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax

Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “2003 Tax Act”).

For gains realized between May 6, 2003 and December 31, 2008.

Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires the Fund to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state, and local tax consequences.

MANAGEMENT OF THE FUND

Nashville Capital Corporation (“Nashville Capital”), 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to Howe & Rusling Inc. Nashville Capital was formed in 1986 and, as of June 30, 2005, managed assets of over $70 million for financial institutions. For the fiscal year ended August 31, 2005, the Fund paid the investment manager a fee equal to 1.15% of its average daily net assets.

The investment manager pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses, and Rule 12b-1 fees, if any. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the investment manager. In addition, the investment manager contractually has agreed, through August 31, 2006, to waive its fee and reimburse the Fund’s expenses so that total operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses, and Rule 12b-1 fees, if any, do not exceed the Fund’s average daily net assets as follows.

The investment manager or the sub-advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Sub-Advisor. The investment manager has retained Howe & Rusling, Inc., 120 East Avenue, Rochester, NY 14604, to provide portfolio management services to the Fund (“H&R”). H&R was established in 1930 and has been registered as an investment advisor with the U.S. Securities and Exchange Commission since 1940. H&R serves primarily individual, retirement plan, corporate and non-profit endowment clients. It manages both individual stocks and bonds for its clients. As of June 30, 2005, H&R had approximately $600 million in assets under management. For the fiscal year ended August 31, 2005, the investment manager paid H&R a sub-advisory fee equal to 0.31% of the Predecessor Fund’s average daily net assets.

The Fund’s annual report for the fiscal year ended August 31, 2005 contains information about the factors that the Board of Trustees considered in approving the Fund’s management and sub-advisory agreements.

Portfolio Managers. The Fixed Income Portfolio Management Committee of H&R (the “Fixed Income Committee”) is responsible for establishing the fixed income strategy of the Fund, including determining the types of investments that the Fund will make. The Fixed Income Committee is comprised of the following members: Robert J. Prorok, Vincent A. Russo and Robert M. Patzig. Robert J. Prorok is Chair of the Fixed Income Committee and is primarily responsible for guiding H&R’s overall fixed income strategy from a macroeconomic level. Vincent A. Russo is primarily responsible for the day-to-day operational management and trading of H&R’s fixed income portfolios including the Fund. Robert M. Patzig is an employee of H&R’s parent company, Third Security, and is responsible for reviewing and commenting on H&R’s fixed income strategy. Although not a voting member of the Fixed Income Committee, Thomas Rusling participates in the Fixed Income Committee meetings and, additionally, is responsible for coordinating the services provided by H&R to the Fund, including overseeing the implementation of the investment strategy adopted by the Fixed Income Committee, maintaining the relationship with Nashville Capital and the Fund’s shareholders, making shareholder presentations, if any, and certain other administrative services.

THOMAS RUSLING, CFA, serves as Co-Chair of the Board of Directors and Senior Investment Officer of H&R. Tom has more than three decades of portfolio management and corporate financial experience, which exemplifies the level of expertise and continuity of service resident within H&R. He became president of H&R in 1974. Tom also serves as a voting member of the H&R Equity Portfolio Management Committee. Prior to joining H&R, Tom worked as a commercial banker. He also serves on the board of several philanthropic organizations. Tom received his B.A. in Economics from Yale University, and later achieved the Chartered Financial Analyst (“CFA”) designation.

ROBERT J. PROROK, serves as Vice President and Senior Portfolio Manager of H&R. Mr. Prorok is the Chair of the Fixed Income Committee, and also serves as a voting member of the H&R Equity Portfolio Management Committee. Bob joined H&R in March 2000. Previously, he was vice president and senior portfolio manager of the Long-Term Asset Management Group at Chase Manhattan Bank in Rochester, where he was responsible for managing a collection of portfolios for corporations, foundations, endowments, and individuals, including as vice president in charge of fixed income management. Bob also has overseen strategic planning for the northwest area of the Roman Catholic Diocese of Rochester, and is a member of a regional school district's improvement team. He holds an MBA in Finance, a master's degree in Economics, and a Bachelor's degree in Economics, all from the State University of New York at Buffalo.

VINCENT A. RUSSO, serves as Vice President and Fixed Income Analyst. Mr. Russo joined H&R in October 2002. He has more than 18 years of experience as a financial professional. In addition to being a voting member of the Fixed Income Committee, Vince is primarily responsible for implementing the strategy adopted by the Fixed Income Committee with respect to the Fund, subject to oversight by Mr. Rusling. Prior to joining H&R, Vince was an employee of Allstate Financial from 2001 and, prior to that, he served as an officer in the Treasury group of the former Rochester Community Savings Bank, now part of Charter One Financial, for more than twelve years. His knowledge of the capital markets, as well as his analytical experience in modeling portfolio sensitivity to shifts in the Treasury Yield Curve, is a valuable addition to the Fund’s management team. Vince is a graduate of the William E. Simon School of Business Administration at the University of Rochester. Vince is also a graduate of St. John Fisher College in Rochester, NY. He has taught Corporate Finance as an adjunct professor at the Rochester Institute of Technology.

ROBERT M. PATZIG, serves as Research Analyst for H&R. In addition to serving as a voting member of the Fixed Income Committee, Mr. Patzig is also a member of the firm’s Equity Portfolio Management Committee. Rob oversees all aspects of security analysis and portfolio construction for H&R, and is also involved in research, analysis, and valuation for the private equity and venture capital activities of H&R’s parent company, Third Security, LLC. Rob’s areas of specialization are: (1) technology, with a focus on life sciences, (2) discounted cash flow analysis and (3) special situations. Rob joined H&R in January 2002. Prior to that time, he served as the chief analyst and a senior managing director for Third Security, since 1998, where he was involved in financial statement analysis and equity research, as well as directed market research and competitive intelligence activities in the health care and information technology industries. Prior to his career in investment research, Rob worked as a developer of interactive educational software and as an instructor at Virginia Tech. He holds an MA in Literature and a BA in Philosophy, both from Virginia Tech.

The Fund’s Statement of Additional Information provides the following additional information about the Fund’s portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio manager’s ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund (including the Predecessor Fund), assuming reinvestment of all dividends and distributions. The information for the fiscal years ended August 31, 2004 and 2005 was audited by Cohen McCurdy, Ltd., whose report, along with the Predecessor Fund’s financial statements, are included in the Predecessor Fund’s annual report, which is available upon request. The information for prior years was audited by another independent public accounting firm.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including its policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest fiscal year end.

Call Shareholder Services at (877) 272-9746 to request free copies of the SAI and the Fund’s annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. As of the date of this prospectus, the fund does not have an Internet website and, therefore, the Fund’s SAI, annual and semi-annual reports are not made available at an Internet site.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-21237

MONTEAGLE FAMILY OF FUNDS

Monteagle Value Fund

Monteagle Large Cap Growth Fund

Monteagle Fixed Income Fund

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2006

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of each Monteagle Fund dated March 30, 2006. This SAI incorporates by reference the combined annual report to shareholders of the Monteagle Value Fund, Monteagle Large Cap Growth Fund and Monteagle Fixed Income Fund for the fiscal year ended August 31, 2005 (the “Annual Report”). A free copy of the Annual Report or each Fund’s Prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, IN 46204, or by calling Shareholder Services 1-877-272-9746.

TABLE OF CONTENTS	PAGE
DESCRIPTION OF THE TRUST AND THE FUNDS	1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS                                                                                                         2

INVESTMENT LIMITATIONS	10
THE INVESTMENT MANAGER AND SUB-ADVISORS	13
TRUSTEES AND OFFICERS	25
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	29
PORTFOLIO TURNOVER	30
PORTFOLIO TRANSACTIONS AND BROKERAGE	30
DISCLOSURE OF PORTFOLIO HOLDINGS	33
DETERMINATION OF NET ASSET VALUE	34
REDEMPTION IN-KIND	36
STATUS AND TAXATION OF THE FUNDS	36
CUSTODIAN	38
FUND SERVICES	39
ACCOUNTANTS	40
DISTRIBUTOR	40
PROXY VOTING POLICIES	40

FINANCIAL STATEMENTS                                                     42

19

DESCRIPTION OF THE TRUST AND THE FUNDS

Monteagle Value Fund (the “Value Fund”), Monteagle Large Cap Growth Fund (the “Large Cap Fund”) and Monteagle Fixed Income Fund (the “Fixed Income Fund” and collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”). Each of the Value Fund, Large Cap Fund and the Fixed Income Fund acquired all the assets of the Monteagle Value Fund, Monteagle Large Cap Growth Fund and Monteagle Fixed Income Fund, respectively, each a series of AmeriPrime Trust Advisors on September 26, 2005 (each a “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund to each of the Value Fund and Fixed Income Fund commenced operations on December 20, 1999. The Predecessor to the Large Cap Fund commenced operations on January 18, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment manager to each Fund is Nashville Capital Corporation (the “Manager”). The Manager has retained sub-advisors to provide portfolio management services to each Fund (collectively, the “Sub-advisors”).

The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds’ transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Funds have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Funds, see “How to Buy Shares” and “How to Redeem Shares” in each Fund’s Prospectus. For a description of the methods used to determine the share price and value of each Fund’s assets, see “Determination of Net Asset Value” in each Fund’s Prospectus and in this SAI.

Each Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive, on its behalf, purchase and redemption orders. Such Intermediaries would be permitted to designate other intermediaries to receive purchase and redemption orders on behalf of such Fund. A Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order. Customer orders will be priced at the applicable Fund’s net asset value next computed after the orders are received by an authorized Intermediary or its authorized designee, and accepted by the Fund.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

A.             Equity Securities. Each Fund (except the Fixed Income Fund) invests in equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts (“ADR’s”) and rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

B.             Corporate Debt Securities. Each Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper that consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Manager and each Sub-advisor consider corporate debt securities to be investment grade quality if they are rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s) or BBB or higher by Standard and Poor’s Corporation (“S&P”), or if unrated, determined by the Fund’s Sub-advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody’s drops below investment grade, the Fund’s Sub-advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Fund’s Sub-advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk.

C.             Municipal Securities. The Fixed Income Fund may invest in municipal securities.

These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam). Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of bonds, tax notes and commercial paper, some of which may be exempt from regular federal and/or state taxes. Municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

The two principal classifications of municipal securities are “general obligation” and “revenue” bonds. General obligation bonds are backed by the issuer’s full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

The Fund considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody’s, or if unrated, determined by the Manager (or the Fund’s Sub-advisor) to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody’s drops below investment grade, the Manager will dispose of the security as soon as practicable (depending on market conditions) unless the Manager determines based on its own credit analysis that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk.

D.             U.S. Government Securities. Each Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. It is possible that the U.S. government would not provide financial support to its agencies if not required to do so by law. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. Government Sponsored Enterprises (GSEs), such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal Home Loan Banks are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. If a GSE in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price could fall.

E.        Mortgage-Backed Securities. The Fixed Income Fund may invest in mortgage-backed securities. These securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA, FHLMC, and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments of principal on the underlying mortgages may shorten the securities' stated maturities. The average life and or duration of securities representing interests in pools of mortgage loans is the industry standard in evaluating sensitivity to interest rate risk. As a result of prepayments or foreclosures of such mortgages, the average life and or duration is likely to be substantially less than the original maturity of the mortgage pools. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid faster than expected, the Fixed Income Fund may experience a lower than expected return or in extreme cases a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fixed Income Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors (the borrowers) to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fixed Income Fund at lower rates of return.

F.             Collateralized Mortgage Obligations (CMOs). The Fixed Income Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity that issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

G.            Zero Coupon and Pay in Kind Bonds. Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

H.            Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

(1)       Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

(2)       Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time Deposits are considered to be illiquid prior to their maturity.

(3)       Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

I.              Asset-Backed and Receivable-Backed Securities. The Fixed Income Fund may invest in asset-backed securities. These securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments that shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security was trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. The Fixed Income Fund will invest no more than 5% of its net assets in asset-backed or receivable-backed securities.

J.              Loans of Portfolio Securities. Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Manager in response to requests of broker-dealers or institutional investors which the Manager deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter that the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund’s net assets.

K.             Foreign Securities. The Value Fund and Large Cap Fund may invest in foreign equity securities through the purchase of American Depositary Receipts. American Depositary Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares that it holds in custody. The Value Fund may also invest directly in foreign equity securities. The Fixed Income Fund may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Fund’s Sub-advisor to be comparable in quality to investment grade domestic securities. No Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 10% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks.

Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government’s full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

L.             Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. government (“U.S. Government obligations”). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Funds’ custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Fund’s Sub-advisor to be creditworthy.

M.           Option Transactions. Each Fund may engage in option transactions involving individual stocks and bonds as well as stock and bond indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Funds sell (write) will be covered or secured, which means that the Fund will own the underlying security in the case of a call option. The Funds will sell (write) put options only if the Fund is selling an equivalent amount of the same security short. When the Funds write options, they may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. The Funds may also utilize spreads and straddle strategies. A spread is the difference in price resulting from a combination of put and call options within the same class on the same underlying security. A straddle strategy consists of an equal number of put and call options on the same underlying stock, stock index, or commodity future at the same strike price and maturity date.

The purchase and writing of options involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

N.           Short Sales. The Value Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, the Value Fund will be required to maintain a segregated account with the Fund’s custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund’s potential loss on a short sale, which is unlimited.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.              Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

2.              Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

3.              Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.              Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.              Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6.              Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.              Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.              Diversification. The Funds will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see “Investment Limitations” above).

1.	Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.              Borrowing. Each Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3.              Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4.              Illiquid Investments. The Funds will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

5.              80% Investment Policy. Under normal circumstances, at least 80% of the Large Cap Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stocks of large capitalization U.S. companies. Under normal circumstances, at least 80% of the Fixed Income Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, taxable municipal bonds and corporate debt securities. Neither Fund will change its policy unless the Fund’s shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type: “Important Notice Regarding Change in Investment Policy.” The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the Fund’s shareholders.

THE INVESTMENT MANAGER AND SUB-ADVISORS

The Manager. The investment manager to the Funds is Nashville Capital Corporation, 209 10th Avenue South, Nashville, TN 37203. Sydney and Larry Catlett are the controlling shareholders of the Manager.

Under the terms of each Fund’s management agreement (each, an “Agreement,” and collectively, the “Agreements”) the Manager manages each Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 fees and extraordinary expenses. As compensation for its management services and agreement to pay each Fund’s expenses, each Fund is obligated to pay the Manager a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates:

The following table describes the advisory fees paid to the Manager by the Predecessor Funds for the last three fiscal years.

The Manager has contractually agreed, through August 31, 2006, to waive its fee and reimburse each Fund’s expenses so that total operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses, and Rule 12b-1 fees, if any, do not exceed the Fund’s average daily net assets as follows.

The Manager retains the right to use the name “Monteagle” in connection with another investment company or business enterprise with which the Manager is or may become associated. The Trust’s right to use the name “Monteagle” automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Manager on ninety days written notice.

The Manager may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Manager will pay First Farmers a shareholder-servicing fee equal to 0.05% of the assets in each Fund to which First Farmers provides such services. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The Sub-advisors.

Value Fund. Robinson Investment Group, Inc. (“Robinson”) has served as Sub-advisor to the Value Fund since the inception of its Predecessor Fund in December 1999. Under the Value Fund’s Agreement, Robinson receives a fee from the Manager computed and accrued daily and paid monthly at an annual rate of 0.60% of net assets up to $25 million, 0.45% of net assets from $25 million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater.

Fixed Income Fund. Howe & Rusling, Inc. (“H&R”) has served as Sub-advisor to the Fixed Income Fund since the inception of its Predecessor Fund in December 1999. Under the terms of the Fixed Income Fund’s Agreement, H&R receives a fee from the Manager computed and accrued daily and paid monthly at an annual rate of 0.30% of net assets up to $25 million, 0.25% of net assets from $25 million up to $50 million, and 0.20% of net assets of $50 million and greater.

Large Cap Fund. Northstar Capital Management Inc. (“Northstar”) has served as Sub-advisor to the Large Cap Growth Fund since September 2003. H. Kent Mergler is deemed to be the controlling shareholder of Northstar. Under the terms of the Large Cap Fund’s Agreement, Northstar receives a fee from the Manager computed and accrued daily and paid monthly at an annual rate of 0.50% of the Fund’s net assets. Prior to September 1, 2003, H&R served as Sub-advisor to the Large Cap Growth Fund.

The following table shows the amount paid by the Manager to the Sub-advisor of each Predecessor Fund during the last three fiscal years.

* Prior to September 1, 2003 , H&R served as Sub-advisor for the Large Cap Fund and received fees from the Manager. Effective as of September 1, 2003, Northstar became Sub-advisor to the Large Cap Fund and the Fund’s name was changed to the Large Cap Growth Fund.

Subject always to the control of the Board of Trustees, each Sub-advisor, at its expense, furnishes continuously an investment program for the Fund or Funds for which it acts as Sub-advisor. Each Sub-advisor must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each Sub-advisor makes its officers and employees available to the Manager from time to time at reasonable times to review investment policies and to consult with the Manager regarding the investment affairs of the applicable Fund. Each Sub-advisor maintains books and records with respect to the securities transactions and renders to the Manager such periodic and special reports as the Manager or the Trustees may request. Each Sub-advisor pays all expenses incurred by it in connection with its activities under the sub-advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

The Management Agreements and Sub-Advisory Agreements were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreements (collectively, the “Independent Trustees” and, each an “Independent Trustee”), at in-person meetings held on June 12 and September 12, 2005. The Board, including the independent Trustees, requested and reviewed, with the assistance of legal counsel, materials furnished by the Manager to the Funds.

Board of Trustees Consideration of the Agreements

Large Cap Fund

Manager: In their consideration of the Management Agreement, the Board requested and reviewed in advance of the meeting materials furnished by the Manager, including its current financial statements, and Form ADV Part II, which included a description of the Manager’s business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from the Manager that there are no pending material legal proceedings or securities enforcement proceedings regarding the Manager or its personnel. The Manager also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws. The Administrator also included in the board materials comprehensive analyses of the following factors of the Large Cap Fund compared to its peer group: (i) performance, (ii) total advisory and sub-advisory fees, and (ii) total operating expenses.

In determining whether to approve the Agreement on behalf of the Large Cap Fund, the Trustees primarily considered that: (1) the Manager has been providing investment advice since 1986 and currently manages assets of approximately $60 million for financial institutions; (2) the Manager contractually has agreed to continue capping the Fund’s expenses for the next fiscal year; (3) the Fund’s total expense ratio is lower than its peer group’s total expense ratio after waiver and reimbursement by the Adviser; (4) Fund shareholders will benefit from economies of scale as the Fund’s assets grow because the management fee decreases as assets increase at certain fee breakpoint levels; and (5) although the Fund’s short-term performance trails the S&P 500, its one and three-year returns are ahead of its peer group. As a result of their considerations, the Trustees, including the Independent Trustees, determined that the proposed Management Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

Sub-advisor: In their consideration of the Investment Advisory Agreement between the Manager and Northstar, the Board requested and reviewed materials furnished by Northstar in advance of the meeting, including Northstar’s current financial statements, an investment questionnaire describing its investment strategy, and Form ADV Part II, which included a description of its business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from Northstar that there are no pending material legal proceedings or securities enforcement proceedings regarding Northstar or its personnel. Northstar also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws.

In determining whether to approve the Investment Advisory Agreement, the Trustees primarily considered that: (1) Northstar has successfully managed the Predecessor Fund for the last two years; (2) Northstar has experience in providing equity management services to clients with over $500 million in assets under management; (3) Northstar has achieved consistent, positive returns since the date it commenced managing the Predecessor Fund; (4) Northstar engages in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in exchange for research services that benefit Northstar in providing portfolio management services to the Fund; (5) although the Fund’s short-term performance trails the S&P 500, its one and three-year returns are ahead of its peer group. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Value Fund

Manager: In their consideration of the Management Agreement, the Board requested and reviewed in advance of the meeting materials furnished by the Manager, including its current financial statements, and Form ADV Part II, which included a description of the Manager’s business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from the Manager that there are no pending material legal proceedings or securities enforcement proceedings regarding the Manager or its personnel. The Manager also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws. The Administrator also included in the board materials comprehensive analyses of the following factors of the Value Fund compared to its peer group: (i) performance, (ii) total advisory fees, and (ii) total operating expenses.

               In determining whether to approve the Agreement on behalf of the Value Fund, the Trustees primarily considered that: (1) the Manager has been providing investment advice since 1986 and currently manages assets of approximately $60 million for financial institutions; (2) the Manager contractually has agreed to continue capping the Fund’s expenses for the next fiscal year; (3) the Fund’s total expense ratio is lower than its peer group’s total expense ratio after waiver and reimbursement by the Adviser; (4) Fund shareholders will benefit from economies of scale as the Fund’s assets grow because the management fee decreases as assets increase at certain fee breakpoint levels; and (5) the Predecessor Fund has significantly outperformed its peer group over the last year and since its inception. As a result of their considerations, the Trustees, including the Independent Trustees, determined that the proposed Management Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

Sub-advisor: In their consideration of whether to approve the Investment Advisory Agreement between the Manager and Robinson, the Board requested and reviewed materials furnished by Robinson in advance of the meeting, including Robinson’s current financial statements, an investment questionnaire describing its investment strategy, and Form ADV Part II, which included a description of its business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from Robinson that there are no pending material legal proceedings or securities enforcement proceedings regarding Robinson or its personnel. Robinson also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws.

In determining whether to approve the Investment Advisory Agreement, the Trustees primarily considered that: (1) Robinson has successfully managed the Predecessor Fund since its inception; (2) Robinson has experience in providing equity management services to clients with over $100 million in assets under management; (3) Robinson engages in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in exchange for research services that benefit Robinson; and (4) the Predecessor Fund has significantly outperformed its peer group over the last year and since its inception. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the Management Agreement is in the best interests of the Fund and its shareholders.

Fixed Income Fund

Manager: In their consideration of the Management Agreement, the Board requested and reviewed in advance of the meeting materials furnished by the Manager, including its current financial statements, and Form ADV Part II, which included a description of the Manager’s business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from the Manager that there are no pending material legal proceedings or securities enforcement proceedings regarding the Manager or its personnel. The Manager also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws. The Administrator also included in the board materials comprehensive analyses of the following factors of the Fixed Income Fund compared to its peer group: (i) performance, (ii) total advisory fees, and (ii) total operating expenses.

In determining whether to approve the Agreement on behalf of the Fixed Income Fund, the Trustees primarily considered that: (1) the Manager has been providing investment advice since 1986 and currently manages assets of approximately $60 million for financial institutions; (2) the Manager contractually has agreed to continue capping the Fund’s expenses for the next fiscal year; (3) the Fund’s total expense ratio is lower than its peer group’s total expense ratio; (4) Fund shareholders will benefit from economies of scale as the Fund’s assets grow because the management fee decreases as assets increase at certain fee breakpoint levels; and (5) although the Fund’s short-term performance trails the Fund’s benchmark and its peer group, the performance is partly explained by the higher credit quality of the Fund’s portfolio, and the Fund has had good long-term performance. The Trustees also considered that the Manager does not enter into soft dollar arrangements pursuant to which the Manager directs Fund brokerage to broker-dealers in exchange for research services provided to the advisory firm or the Fund. As a result of their considerations, the Trustees, including the Independent Trustees, determined that the proposed Management Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

Sub-advisor: In their consideration of whether to approve the Investment Advisory Agreement between the Manager and H&R, the Board requested and reviewed materials furnished by H&R in advance of the meeting, including H&R’s current financial statements, an investment questionnaire describing its investment strategy, and Form ADV Part II, which included a description of its business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from H&R that there are no pending material legal proceedings or securities enforcement proceedings regarding H&R or its personnel. H&R also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws.

In determining whether to approve the Investment Advisory Agreement on behalf of the Fixed Income Fund, the Trustees primarily considered that: (1) H&R has over 60 years’ investment experience and currently provides investment advice to private clients with approximately $562 million in assets under management; (2) the Fund’s total expense ratio is lower than its peer group’s total expense ratio; (3) Fund shareholders will benefit from economies of scale as the Fund’s assets grow because the management fee decreases as assets increase at certain fee breakpoint levels; and (4) although the Fund’s short-term performance trails the Fund’s benchmark and its peer group, the performance is partly explained by the higher credit quality of the Fund’s portfolio; and the Fund has had good long-term performance. The Trustees also considered that H&R will not enter into soft dollar arrangements pursuant to which it directs Fund brokerage to broker-dealers in exchange for research services provided to H&R or the Fund. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the Investment Advisory Agreement is in the best interests of the Fixed Income Fund and its shareholders.

Portfolio Managers

Value Fund

Mr. Russell. L. Robinson, president of Robinson, serves as the portfolio manager of the Value Fund solely responsible for making investment decisions for the Value Fund. As of August 31, 2005, Mr. Robinson was responsible for management of the following types of other accounts in addition to the Value Fund’s Predecessor:

Mr. Robinson is compensated for his services by Robinson as Sub-advisor to the Value Fund. Mr. Robinson receives a fixed salary and is eligible to participate in the benefit plans offered by Robinson to its other employees.

As of August 31, 2005, Mr. Robinson did not own any shares of the Value Fund’s Predecessor Fund.

Fixed Income Fund

Messieurs Thomas Rusling, Robert J. Prorok, Vincent A. Russo and Robert M. Patzig are jointly and primarily responsible for the day-to-day management of the Fixed Income Fund (each, an “H&R Portfolio Manager”). As of August 31, 2005, each H&R Portfolio Manager was responsible for the management of the following types of other accounts in addition to the Fixed Income Fund’s Predecessor:

H&R Portfolio Manager	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Robert Prorok	Mutual Funds: 0 Retail Accounts: 169 Hedge Funds: 0	$0 $149 million $0	0 0 0	N/A N/A N/A
Vince Russo	Mutual Funds: 0 Retail Accounts: 2 Hedge Funds: 0	$0 $2 million $0	0 0 0	N/A N/A N/A
Tom Rusling	Mutual Funds: 0 Retail Accounts: 223 Hedge Funds: 0	$0 $259 million $0	0 0 0	N/A N/A N/A
Robert M. Patzig	Mutual Funds: 0 Retail Accounts: 0 Hedge Funds: 0	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A

Each H&R Portfolio Manager is compensated by H&R. For the fiscal year ended August 31, 2005, Vince Russo’s compensation consisted of a fixed salary and an annual discretionary bonus determined by H&R’s principals based on the following: (i) the quality of research contributions, (ii) the aggregate pre-tax performance of all fixed income accounts (including the pre-tax performance of the Fixed Income Fund) on a calendar year basis as compared to the Lehman Brothers Intermediate Govt/Credit Bond Index and (iii) contribution to firm success. Tom Rusling receives a percentage of the fees earned on all accounts that he manages (including the subadvisory fee received by H&R with respect to the Fixed Income Fund). Bob Prorok receives a percentage of the fees earned on all accounts that he manages, not including to the Fixed Income Fund. Rob Patzig’s compensation consists of a salary and discretionary bonus, a portion of which relates to the quality of research contributions to H&R.

As of August 31, 2005, none of the H&R Portfolio Managers owned any shares of the Fixed Income Fund’s Predecessor Fund.

Large Cap Fund

The investment decisions of the Large Cap Fund are made by Northstar’s Investment

Management Team which comprises of Messieurs H. Kent Mergler, Stephen K. Mergler, Robert G. Jacobsen and Peter V. Van Beuren (each, “Northstar Portfolio Manager”). As of August 31, 2005, each Northstar Portfolio Manager was responsible for the management of the following types of other accounts in addition to the Large Cap Fund’s Predecessor:

The Northstar Portfolio Managers are compensated by Northstar. For the fiscal year ended August 31, 2005, each Northstar Portfolio Manager’s compensation consisted of a fixed salary, as well as a bonus that was awarded by Northstar’s board of directors, based on merit and considering each Portfolio Manager’s contributions, including customer service, business generation, involvement in community and overall contribution to the success of the firm. In addition, as principal owners of Northstar, the Northstar Portfolio Managers all share in Northstar’s profits, including through participation in the firm’s annual profit sharing plan.

As of August 31, 2005, the Northstar Portfolio Managers’ ownership of the Large Cap Fund’s Predecessor Fund was as follows:

As described above, each Portfolio Manager provides investment advisory and other services to clients other than the applicable Fund. In addition, each Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of family members. The Funds have no interest in these activities. As a result of the foregoing, each Portfolio Manager is engaged in substantial activities other than on behalf of the applicable Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the Portfolio Managers may manage such other accounts on terms that are more favorable than the terms on which the Sub-advisor manages the applicable Fund, such as in cases where the Sub-advisor receives higher fees from the other accounts than the management fee received from the applicable Fund.

There may be circumstances under which a Portfolio Manager will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets that the Portfolio Manager commits to such investment. There also may be circumstances under which a Portfolio Manager purchases or sells an investment for the other accounts and does not purchase or sell the same investment for the applicable Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other accounts.

It is generally each Sub-advisor’s policy that investment decisions for all accounts that a Portfolio Manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the applicable Fund and other accounts. For example, each Sub-advisor has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Sub-advisor. When feasible, the Portfolio Managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the applicable Fund and the Sub-advisor’s other client accounts. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata, average price per share basis.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Independent Trustees.

*	The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of 34 series.

The Trust’s audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Funds’ accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds’ financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds’ independent auditors and the full Board of Trustees. The Audit Committee met six times during the year ended December 31, 2005.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952)*** Trustee, December 2002 to present	Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.
Anthony J. Ghoston (1959) President, July 2004 to present	President of Unified Fund Services, Inc., the Trust's administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.
Freddie Jacobs, Jr., CPA (1970) Chief Financial Officer and Treasurer, July 2005 to present; Secretary, September 2004 to June 2005; Assistant Secretary, July 2005 to present	Vice President of Unified Fund Services, Inc., the Trust's administrator, since December 2003; Assistant Vice President of U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer from 1998 to 2000; Chief Financial Officer and Treasurer of AmeriPrime Advisors Trust from July 2005 to September 2005; Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust from September 2004 to June 2005; Secretary of CCMI Funds from September 2004 to March 2005; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.
Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present	Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust's distributor, from 1997 to 2000 and 2004 to 2005 Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust's administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust's administrator and distributor, from 2000 to 2004.
Heather A. Barnes (1975) Secretary, July 2005 to present	Employed by Unified Fund Services, Inc., the Trust's administrator, since January 2004 and from December 1999 to January 2002; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005.

*	The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

*** Mr. Tritschler may be deemed to be an “interested person” of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the distributor of certain series in the Fund Complex.

The following table provides information regarding shares of each Fund and other portfolios of the Fund Complex owned by each Trustee as of the date of this SAI.

            * The Trust currently consists of 34 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Trust on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and each series incurs its expenses at the same rate.

* The Trust currently consists of 34 series.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Manager.

As March 27, 2006, the following persons were considered to be either a control person or principal shareholder of each Predecessor Fund:

As of March 27, 2006, the Trustees and officers of the Funds as a group beneficially owned less than 1% of each Predecessor Fund.

PORTFOLIO TURNOVER

Each Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Portfolio Manager(s), investment considerations warrant such action. A Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The following table sets forth each Predecessor Fund’s turnover rate for the fiscal years ended August 31, 2004 and 2005:

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Manager is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions and the Manager has delegated these responsibilities to the Sub-advisor of each Fund. In placing portfolio transactions, each Sub-advisor seeks the best qualitative execution for the applicable Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. Each Sub-advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

Each Sub-advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Sub-advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Sub-advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-advisor’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by a Sub-advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to a Sub-advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Sub-advisors, it is not possible to place a dollar value on the research and other information received.

For the fiscal year ended August 31, 2005, each Fund’s Sub-advisor directed the following Fund brokerage transactions to brokers on the basis of research services provided by any such broker to the relevant Predecessor Fund:

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

While each Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. The Sub-advisors will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

When a Fund and another of the Fund’s Sub-advisor’s clients seek to purchase or sell the same security at or about the same time, the Sub-advisor may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Funds because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Sub-advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Sub-advisor believes an adjustment is reasonable.

The following table provides information regarding the amount of brokerage commissions paid by the Predecessor Funds to brokers during the last three fiscal years ended August 31st:

The Trust, the Manager, each Sub-advisor and the Fund’s distributor each have adopted a Code of Ethics (the “Rule 17j-1 Code”) pursuant to Rule 17j-1 of the 1940 Act. The Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Codes from the Fund, free of charge, by calling the Fund Shareholder Services at 1-877-272-9746. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. A Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

Each Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Manager, each Fund’s Sub-advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. A Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or Sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective Sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Funds do not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, each Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month.  The Rating Agencies may make a Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Funds, the Manager, the Sub-advisors nor any of their affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.  A Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month.  The information will remain posted on the website until replaced by the information for the succeeding month.  If a Fund does not have a website or if its website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Manager and/or Sub-advisors must submit any proposed arrangement pursuant to which such party intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Manager, Sub-advisors, and any affiliated persons of such party, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, a Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

DETERMINATION OF NET ASSET VALUE

The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable Sub-advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the applicable Sub-advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the applicable Sub-advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The fund accounting agent maintains a pricing review committee, which may seek valuation directly from an Independent Trustee if good faith pricing issues arise. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable Sub-advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable Sub-advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

A Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

An example of how each Predecessor Fund calculated its net asset value per share as of the last date of its last fiscal year is as follows:

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Fixed Income Fund:

$24,087,000	=	$10.38

2,321,245

Large Cap Fund:

$31,361,207	=	$6.27
5,000,342

Value Fund:

$20,122,829	=	$15.43
1,304,515

REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Funds, each Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUNDS

Each Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

If a Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, each Fund must, among other requirements:

•

Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and

•

Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction.

The following table presents information regarding each Predecessor Fund’s unused capital loss carryforward as of August 31, 2005.

Each Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because each Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from each Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. A Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses a Fund realizes in connection with the hedge. Each Fund’s income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Coverdell Education Savings Accounts.

The portion of the dividends each Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, a Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, each Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting a Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of each Fund’s investments. The custodian acts as the Funds’ depository, safekeeps each Fund’s portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.

FUND SERVICES

Unified Fund Services, Inc. (“Unified”), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund’s transfer agent. A Trustee and certain officers of the Trust are shareholders of Unified Financial Services, Inc. (“UFS”), the parent company of Unified. Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the manager of $1.25 per shareholder account (subject to various monthly minimum fees, the maximum being $1,250 per month per Fund for assets of $10 million or more).

In addition, Unified provides the Funds with fund accounting services, which include certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Manager equal to 0.05% of each Fund’s assets up to $50 million, 0.04% of each Fund’s assets from $50 million to $100 million, and 0.03% of each Fund’s assets over $100 million (subject to various monthly minimum fees, the maximum being $1,667 per month per Fund for assets of $10 million or more).

Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Manager equal to an annual rate of 0.10% of each Fund’s assets under $50 million, 0.07% of each Fund’s assets from $50 million to $100 million, and 0.05% of each Fund’s assets over $100 million (subject to a minimum fee of $2,500 per month per Fund).

The following table describes the fees paid to Unified by the Manager for fund accounting and administrative services provided to each Predecessor Fund for the last three fiscal years of each such Predecessor Fund:

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

The firm of Cohen McCurdy, Ltd., 800 Westpoint Parkway, Suite 100, Westlake, Ohio 44145, has been selected as independent registered public accountants for the Funds for the fiscal year ending August 31, 2006. Cohen McCurdy, Ltd. performs an annual audit of each Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. A Trustee and certain officers of the Trust are shareholders of UFS, the parent company of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by UFS.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to each Fund’s Sub-advisor. The applicable Sub-advisor will vote such proxies in accordance with its proxy policies and procedures.

The policies and procedures for the Manager and each Sub-advisor each state that the applicable Sub-advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, each Sub-advisor’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, each Sub-advisor has adopted guidelines describing such Sub-advisor’s general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

•

electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent. Each Sub-advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

•	approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;
•

providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, each Sub-advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote. Each Sub-advisor opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management which each Sub-advisor generally considers to have a negative impact on shareholder value.

In some instances, a Sub-advisor may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Sub-advisor or an affiliated person of the Sub-advisor. In such a case, the Trust’s policy requires that the Sub-advisor abstain from making a voting decision and forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. The Sub-advisor will make a written recommendation of the voting decision to the Board, which must include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Sub-advisor’s proxy voting policies. The Board makes the proxy voting decision that in its judgment, after reviewing the recommendation of the Sub-advisor, is most consistent with the Sub-advisor’s proxy voting policies. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

You may obtain a copy of the Trust’s, the Manager’s and each Sub-advisor’s proxy voting policy by calling Shareholder Services at 1-877-272-9746 or by writing to Unified Fund Services, Inc., the Funds’ transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are filed by the Funds with the SEC on Form N-PX. Each Fund’s proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above, or from the SEC’s web site.

FINANCIAL STATEMENTS

The financial statements and independent auditors’ report required to be included in this SAI are hereby incorporated by reference to the Predecessor Funds’ Annual Report to the shareholders for the period ended August 31, 2005. The Funds will provide the Annual Report without charge upon written request or request by telephone.

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s) or BBB or higher by Standard and Poor’s Corporation (“S&P”), or if unrated, determined by the Fund’s Sub-advisor to be of comparable quality. The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated, in the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by the Advisor.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Advisor.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P. They are deemed to be predominately speculative with respect to the issuer’s ability to repay principal and interest.

Standard & Poor’s Ratings Services

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.          Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.	Nature and provisions of the obligation.

III.        Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

PART C. OTHER INFORMATION

Item 22.	Exhibits

(1)	(a)	Financial Statements included in Part A: None.

(b)	Financial Statements included in Part B: None.

(2)

(a)          Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(b) By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.
(c) Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts.

1.

Copy of Registrant’s Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2.

Copy of Registrant’s Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

3.

Copy of Registrant’s Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

4.

Copy of Registrant’s Management Agreement with Spectrum Advisory Services, Inc. (“Spectrum”) with regard to the Marathon Value Portfolio, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

5.

Copy of Registrant’s Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

6.	Copy of Registrant’s Amended and Restated Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund – None.

7.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

8.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

9.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

10.

Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

11.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

12.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

13.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

14.

Copy of Registrant’s Management Agreement with Chinook Capital Management approved September 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

15.	(a) Copy of Registrant’s Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Marco Investment Management, LLC regarding fee waiver and expense reimbursement with respect to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

16.

Copy of Registrant’s Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

17.

(a)     Copy of Registrant’s Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Leader Capital Corporation regarding fee waiver and expense reimbursement with respect to the Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

18.

Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

19.

Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

20.

Copy of Registrant’s Management Agreement with Chicken Little Fund Group Inc. with regard to the Chicken Little Growth Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

21.

(a)     Copy of Registrant’s Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated July 27 and incorporated herein by reference.

(b)	Form of Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

22.

Copy of Registrant’s Management Agreement with The Roosevelt Investment Group with respect to the Abacus Bull Moose Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

23.

(a)     Copy of Registrant’s Management Polynous Capital Management, Inc. with regard to the Polynous Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Polynous Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

24.

Copy of Registrant’s amended and restated Management Agreement with Iron Financial Management, Inc., dated January 30, 2006, with regard to Iron Market Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

25.

(a)     Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Fixed Income Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Fixed Income Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

26.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Howe & Rusling Inc. with regard to Monteagle Fixed Income Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

27.

(a)     Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Value Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

28.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Robinson Investment Group, Inc. with regard to Monteagle Value Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

29.

(a)     Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Large Cap Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

30.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Northstar Capital Management Inc. with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

31.

Copy of Registrant’s Management Agreement with SMI Advisors, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

32.

(a)     Copy of Registrant’s Management Agreement with Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Quixote Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the QCM Absolute Return Fund - Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

33.

(a)     Copy of Registrant’s Management Agreement with The Symphony Wealth Management, LLC with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(b)	Form of Side Letter Agreement with The Symphony Wealth

Management regarding fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

34.

a)      Copy of Sub-Advisory Agreement between The Symphony Wealth Management, LLC and Breen Financial Corporation with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with between The Symphony Wealth Management, LLC and Breen Financial Corporation regarding sub-advisory fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

35.

(a)     Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Multi-Strategy Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Multi-Strategy Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

36.

(a)     Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Option & Income Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Option & Income Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

37.

(a)     Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Sector Opportunity Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Sector Opportunity Fund – Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

38.

(a)     Copy of Registrant’s Management Agreement with Tributary Capital Management, LLC with regard to Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Tributary Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

39.

(a)     Copy of Registrant’s Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Large Cap Focus Fund Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(e)

(1)           Underwriting Contracts. Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

(2)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(6)

Underwriting Contracts. Copy of Distribution Agreement between Registrant and Polynous Securities, LLC, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

(1)

Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2)

(a)           Custodian Agreement. Copy of Registrant’s Custodian                Agreement with U.S. Bank, N.A., dated September 23, 2005 –  Filed with Registrant’s registration statement on Form N-1A          dated September 30, 2005 and incorporated herein by reference.

(b)

Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

3

Special Custody and Pledge Agreement, by and among, Registrant, Goldman, Sachs & Co., Quixote Capital Management, LLC, and U.S. Bank National Association with respect to the QCM Absolute Return Fund, dated December 2, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h)

(1)           Other Material Contracts. Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(2)

(a)           Sub-Administration Agreement by and among Unified Fund Services, Inc., Nashville Capital Corporation and First Farmers & Merchants Bank of Columbia, Tennessee with regard to the Monteagle Funds, dated as of September 23, 2005.

(b)	Letter Agreement between Nashville Capital Corporation and First Farmers & Merchants Bank of Columbia, Tennessee with regard to the Monteagle Funds waiving fees for 2006 fiscal year.
(i)	Legal Opinion and Consent – None.

(j)	Other Opinions – None.

(k)	Omitted Financial Statements – None.

(l)

Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)

(1)               Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2)

Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(3)

Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(4)	Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)	Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(6)	Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(7)	Copy of Rule 12b-1 Distribution Plan for Chicken Little Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

(8)	Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(9)	Copy of Rule 12b-1 Distribution Plan for the Abacus Bull Moose Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(10)	Copy of Rule 12b-1 Distribution Plan for the Polynous Growth Fund –

Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(11)	Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

(12)	Copy of Rule 12b-1 Distribution Plan for QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(13)

Copy of Distribution Coordination Agreement for each of The Symphony Wealth Management Ovation Fund Class A and Class C shares – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(14)

Copy of Rule 12b-1 Distribution Plan with respect to the Class C shares of each of the GERONIMO Funds – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(15)

Copy of Rule 12b-1 Distribution Plan with respect to the Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference..

(16)

Copy of Rule 12b-1 Distribution Plan with respect to the Toreador Large Cap Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference..

(n) (1)	Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(2)	Copy of Rule 18f-3 Plan for The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(3)	Copy of Rule 18f-3 Plan for each of the GERONIMO Funds – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(o)	Reserved.

(p)	(1) Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(2)	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(q)	(1) Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(2)	ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)	Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

(6)

Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(7)	Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. – Filed with Registrant’s registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

(8)

Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

(9)

Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(10)

Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

(11)

Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(12)

Proxy Voting Policy and Procedures adopted by Leader Capital Corporation with regard to the Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(13)

Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(14)

Proxy Voting Policy and Procedures adopted by Chicken Little Fund Group, Inc. with regard to the Chicken Little Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(15)

Proxy Voting Policy and Procedures adopted by Archer Investment Corporation with regard to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(16)

Proxy Voting Policy and Procedures adopted by Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(17)

Proxy Voting Policy and Procedures adopted by Breen Financial Corporation, as sub-advisor to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

Item 23.	Persons Controlled by or Under Common Control with Registrant

None.

Item 24.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 25.	Business and Other Connections of the Investment Advisers

1.

Archer Investment Corporation (“Archer”) serves as investment adviser to the Archer Balanced Fund, a series of Registrant. Mr. Troy Patton is the Managing Director of Archer. Further information about Archer can be obtained from the Form ADV Part I filed via the NASDR’s CRD/IARD system, and available on the Investment Adviser Public Disclosure Website (“IAPD”).

2.

Ariston Capital Management Corp (“Ariston”) serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I available on IAPD.

3.

Becker Capital Management, Inc. (“Becker”) serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

4.

Breen Financial Corporation (“Breen”) serves as sub-advisor to The Symphony Wealth Management Ovation Fund. Dr. William Breen is the Chairman and CEO of Breen and Mr. James Breen is the President. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

5.

Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

6.

Chicken Little Fund Group, Inc. (“CLG”) serves as investment adviser to the Chicken Little Growth Fund, a series of Registrant. Mr. Stephen Coleman serves as President and Chief Investment Officer of CLG. Further information about CLG can be obtained from the Form ADV Part I of CLG available on the IAPD.

7.

Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I available on the IAPD.

8.

Dreman Value Management, LLC (“Dreman”) serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I available on the IAPD.

9.

Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

10.

Gamble, Jones, Morphy & Bent (“GJMB”) serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

11.

GERONIMO Partners Asset Management (“GERONIMO”) serves as the investment adviser for the GERONIMO Funds, each a series of the Trust. Mr. David Prokupek serves as Managing Member and Chief Investment Officer. Further information about GERONIMO, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

12.

GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I available on the IAPD.

13.

Howe & Rusling, Inc. (“H&R”) serves as sub-adviser to Monteagle Fixed Income Fund. Mr. Thomas Rusling is the Senior Investment Officer of H&R. Further information about H&R can be obtained from its Form ADV Part I available on the IAPD.

14.

IMS Capital Management, Inc.(“IMS”) serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

15.

Iron Financial Management, Inc. serves as investment advisor to the Iron Market Opportunity Fund. Mr. Aaron Izenstark is the President, while Mr. Richard Lakin is the Chief Compliance Officer and Chief Operations Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

16.

Leader Capital Corporation (“Leader”) serves as the investment advisor to the Leader Short-Term Bond Fund, a series of the Trust. Mr. John E. Lekas serves as President of Leader. Further information about Leader can be obtained from the Form ADV Part I available on the IAPD.

17.

Marco Investment Management, LLC serves as the investment advisor to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I available on the IAPD.

18.

Nashville Capital Corporation (“NCC”) serves as investment advisor to each of Monteagle Large Cap Growth Fund, Monteagle Value Fund and Monteagle Fixed Income Fund, each a series of Registrant. Mr. Lawrence Catlett is the President of NCC. Further information about NCC can be obtained from its Form ADV Part I available on the IAPD.

19.

Northstar Capital Management, Inc. (“Northstar”) serves as sub-advisor to Monteagle Large Cap Growth Fund. Mr. H. Kent Mergler is the Chairman, and Mr. Stephen Mergler is the President, of Northstar. Further information about Northstar can be obtained from its Form ADV Part I available on the IAPD.

20.

Polynous Capital Management, Inc. (“Polynous”) serves as investment advisor to the Polynous Growth Fund. Mr. Kevin Wenck is the President of Polynous. Further information about Polynous can be obtained from its Form ADV Part I available on the IAPD.

21.

Quixote Capital Management, LLC (“Quixote”) serves as investment advisor to the QCM Absolute Return Fund, a series of Registrant. Mr. Troy Johnson, and Mr. Jerry Pal are both principals of Quixote. Further information about Quixote can be obtained from the Form ADV Part I of Quixote available on the IAPD.

22.

Robinson Investment Group, Inc. (“Robinson”) serves as sub-advisor to Monteagle Value Fund. Mr. Russell Robinson is the President of Robinson. Further information about Robinson can be obtained from its Form ADV Part I available on the IAPD.

23.

SMI Advisory Services, LLC (“SMI”) serves as investment advisor to the Sound Mind Investing Fund, a series of Registrant. Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI. Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

24.

Spectrum Advisory Services, Inc. (“Spectrum”) serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I vailable on the IAPD.

25.

StoneRidge Investment Partners, LLC (“SIPL”) serves as the investment advisor for the StoneRidge Small Cap Growth Fund, a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I available on the IAPD.

26.

The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Abacus Bull Moose Growth Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

27.

The Symphony Wealth Management (“Symphony”) serves as investment advisor to The Symphony Wealth Management Ovation Fund. Mr. Chris Bach serves as the President of Symphony, Dr. William Breen is the Chief Investment Officer and Mr. James Breen is the Chief Portfolio Manager. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

28.

Tributary Capital Management, LLC (“Tributary”) serves as investment advisor to Tributary Income Fund. Mr. David C. Johnson is the Managing Director and Ms. Tiffani D. Boskovich is a Portfolio Manager and Chief Compliance Officer of Tributary. Further information about Tributary can be obtained from its Form ADV Part I available on the IAPD.

29.

Toreador Research & Trading LLC (“Toreador”) serves as investment advisor to Toreador Large Cap Focus Fund. Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador. Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.

Item 26.	Principal Underwriters

Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust

(a)

Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Dividend Growth Trust, Sparrow Funds, and TrendStar Investment Trust.

(b)	The directors and officers of Unified Financial are as follows:

(c)	Not applicable.

Item 27.	Location of Accounts and Records

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

Polynous Securities, LLC

One Pine Street, Suite 2208

San Francisco, CA 94111

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Archer Investment Corporation

7970 Clearwater Court

Indianapolis, IN 46256

Ariston Capital Management Corp

40 Lake Bellevue Drive, Suite 220

Bellevue, Washington 98005

Becker Capital Management, Inc.

1211 SW Fifth Avenue, Suite 2185

Portland, OR 97204

Breen Financial Corporation

1603 Orrington Ave., Suite 1044

Evanston, IL 60201

Chicken Little Fund Group, Inc.
1310 Papin Street, Suite 104

St. Louis, MO 63103

Chinook Capital Management

4380 SW Macadam Ave
Suite 250
Portland, OR 97239

Crawford Investment Counsel, Inc.

100 Galleria Parkway

Suite 980

Atlanta, GA 30339

Dreman Value Management, LLC

520 East Cooper Avenue
Suite 230-4

Aspen, CO 81611

Financial Counselors, Inc.
442 West 47th Street

Kansas City, Missouri

Gamble, Jones, Morphy & Bent

301 East Colorado Blvd., Suite 802

Pasadena, California 91101

GERONIMO Partners Asset Management, LLC

700 17th Street, 24th Floor

Denver, Colorado 80202

GLOBALT, Inc.

3060 Peachtree Road, N.W.

One Buckhead Plaza, Suite 225

Atlanta, Georgia 30305

Howe & Rusling, Inc.

120 East Avenue

Rochester, NY 14604

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97266

Iron Financial Management, Inc.

Two Northfield Plaza

Suite 250

Northfield, Illinois 60093

Leader Capital Corporation
121 SW Morrison St.
Suite 425
Portland, OR 97204

Marco Investment Management, LLC
300 Atlanta Financial Center

3343 Peachtree Road, NE

Atlanta, GA 30326

Nashville Capital Corporation

209 10th Avenue South

Nashville, TN 37203

Northstar Capital Management, Inc.

4400 PGA Boulevard, Suite 600

Palm Beach Gardens, Florida 33410

Polynous Capital Management, Inc.

One Pine Street, Suite 2208

San Francisco, CA 94111

Quixote Capital Management, LLC

5619 DTC Parkway, Suite 100

Greenwood Village, CO 80111

Robinson Investment Group, Inc.

5301 Virginia Way, Suite 150

Brentwood, TN 37027

SMI Advisory Services, LLC
422 Washington Street
Columbus, IN 47201

Spectrum Advisory Services, Inc.

1050 Crown Pointe Parkway

Atlanta, GA 30338

StoneRidge Investment Partners, LLC

3421 Saint Davids Road

Newtown Square, PA 19073

The Roosevelt Investment Group

317 Madison Ave., Suite 1004

New York, New York 10017

Tributary Capital Management, LLC

215 W. Oak Street, Suite 201

Fort Collins, CO 80521

Toreador Research & Trading LLC

255 West Fallbrook, Suite 204

Fresno, California  93711

Each advisor will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 28.	Management Services

None.

Item 29.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on March 27, 2006.

UNIFIED SERIES TRUST

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Attest:

/s/	Freddie Jacobs, Jr.

Freddie Jacobs, Jr., Treasurer and

Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.